Commitments and Contingencies Extended Warranty (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Beginning balanace	$ 14,637	$ 5,870
Unearned revenue for new extended warranties	11,099	10,308
Unearned revenue recognized	(1,233)	(1,541)
Effect of change in exchange rates	(55)	0
Ending balance	24,448	14,637
Less: current portion of unearned revenue for extended warranty	1,305	1,130
Long-term unearned revenue for extended warranty within Other long-term obligations	$ 23,143	$ 13,507